Submission	Nov. 04, 2025
Submission [Line Items]
Central Index Key	0002087280
Registrant Name	NYAE GROUP INC
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	NYAE GROUP INC.